UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

CLEARBRIDGE

SPECIAL INVESTMENT TRUST

PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Special Investment Trust for the six-month reporting period ended April 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective August 1, 2015, the Fund’s name will change to ClearBridge Small Cap Fund and the fund will adopt the following investment policy: Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization companies or in other investments that the Portfolio Manager believes have similar economic characteristics.

For additional information, please see the prospectus supplement dated May 8, 2015, which is included with this semi-annual shareholder report.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

II	ClearBridge Special Investment Trust

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

ClearBridge Special Investment Trust	III

Investment commentary

Economic review

After initially expanding, the U.S. economy contracted during the six months ended April 30, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. However, fourth quarter 2014 GDP growth slowed to a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its second estimate for first quarter 2015 GDP was -0.7%. This downturn was attributed to a number of factors, including negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.6 in November 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in April 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.8%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and was 5.4% in April 2015, its lowest level since May 2008.

IV	ClearBridge Special Investment Trust

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors… The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended April 30, 2015. Stocks got off to a solid start as they rallied in November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market posted a positive return in April. All told, for the six months ended April 30, 2015, the S&P 500 Indexv gained 4.40%.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns, with the Russell Midcap Indexvi returning 5.87% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 4.75% and small-cap stocks, as measured by the Russell 2000 Indexviii rose 4.65%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 6.59% and 2.82%, respectively, during the six months ended April 30, 2015.

Performance review

For the six months ended April 30, 2015, Class C shares of ClearBridge Special Investment Trust returned 3.59%. The Fund’s unmanaged benchmark the Russell 2000 Index returned 4.65% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 3.84% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 802 funds in the Fund’s Lipper category, and excluding sales charges.

ClearBridge Special Investment Trust	V

Investment commentary (cont’d)

Performance Snapshot as of April 30, 2015 (unaudited)
(excluding sales charges)	6 months
ClearBridge Special Investment Trust:
Class A	4.01%
Class A2	3.95%
Class C	3.59%
Class FI	3.91%
Class R	3.81%
Class I	4.10%
Russell 2000 Index	4.65%
Lipper Small-Cap Core Funds Category Average[1]	3.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2015, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class FI, Class R and Class I shares were 1.10%, 1.13%, 1.90%, 1.44%, 1.58% and 0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund may invest in high-yield bonds, which possess greater price volatility, illiquidity and possibility of default.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 802 funds in the Fund’s Lipper category, and excluding sales charges.

VI	ClearBridge Special Investment Trust

International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ClearBridge Special Investment Trust	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.01%	$1,000.00	$1,040.10	1.04%	$5.26	Class A	5.00%	$1,000.00	$1,019.64	1.04%	$5.21
Class A2	3.95	1,000.00	1,039.50	1.17	5.92	Class A2	5.00	1,000.00	1,018.99	1.17	5.86
Class C	3.59	1,000.00	1,035.90	1.85	9.34	Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class FI	3.91	1,000.00	1,039.10	1.23	6.22	Class FI	5.00	1,000.00	1,018.70	1.23	6.16
Class R	3.81	1,000.00	1,038.10	1.44	7.28	Class R	5.00	1,000.00	1,017.65	1.44	7.20
Class I	4.10	1,000.00	1,041.00	0.84	4.25	Class I	5.00	1,000.00	1,020.63	0.84	4.21

2	ClearBridge Special Investment Trust 2015 Semi-Annual Report

[1]	For the six months ended April 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2015

ClearBridge Special Investment Trust

Security	Shares	Value
Common Stocks — 97.2%
Consumer Discretionary — 16.2%
Auto Components — 2.7%
Gentex Corp.	700,000	$12,145,000
Modine Manufacturing Co.	430,000	5,284,700 *
Total Auto Components		17,429,700
Distributors — 1.6%
Pool Corp.	156,440	10,151,392
Diversified Consumer Services — 3.3%
2U Inc.	250,000	6,652,500	*
Service Corporation International	540,000	14,947,200
Total Diversified Consumer Services		21,599,700
Hotels, Restaurants & Leisure — 4.0%
Chuy’s Holdings Inc.	329,304	7,448,857	*
Potbelly Corp.	536,630	8,054,816	*
Red Robin Gourmet Burgers Inc.	140,000	10,512,600	*
Total Hotels, Restaurants & Leisure		26,016,273
Household Durables — 1.0%
Taylor Morrison Home Corp., Class A Shares	341,270	6,320,320	*
Media — 0.9%
Carmike Cinemas Inc.	188,240	5,681,083	*
Specialty Retail — 2.7%
Monro Muffler Inc.	185,900	11,133,551
Pier 1 Imports Inc.	521,210	6,593,306
Total Specialty Retail		17,726,857
Total Consumer Discretionary		104,925,325
Consumer Staples — 2.0%
Food Products — 2.0%
TreeHouse Foods Inc.	160,000	13,001,600	*
Energy — 4.4%
Energy Equipment & Services — 1.0%
Frank’s International NV	319,100	6,637,280
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy Inc.	55,000	4,541,350	*
Murphy USA Inc.	150,000	9,799,500	*
Rosetta Resources Inc.	140,000	3,196,200	*
Sanchez Energy Corp.	310,000	4,553,900	*
Total Oil, Gas & Consumable Fuels		22,090,950
Total Energy		28,728,230

See Notes to Financial Statements.

4	ClearBridge Special Investment Trust 2015 Semi-Annual Report

ClearBridge Special Investment Trust

Security	Shares	Value
Financials — 22.5%
Banks — 5.0%
First Interstate BancSystem Inc., Class A Shares	380,000	$10,282,800
Hancock Holding Co.	263,000	7,655,930
LegacyTexas Financial Group Inc.	226,230	5,757,553
Talmer Bancorp Inc., Class A Shares	550,000	8,459,000
Total Banks		32,155,283
Capital Markets — 3.3%
E*TRADE Financial Corp.	340,000	9,788,600	*
RCS Capital Corp., Class A Shares	590,000	5,068,100
Triangle Capital Corp.	282,253	6,782,540
Total Capital Markets		21,639,240
Consumer Finance — 2.4%
Springleaf Holdings Inc.	315,000	15,750,000	*
Diversified Financial Services — 3.4%
MarketAxess Holdings, Inc.	155,000	13,306,750
PRA Group Inc.	160,000	8,764,000	*
Total Diversified Financial Services		22,070,750
Insurance — 3.5%
Assured Guaranty Ltd.	395,000	10,266,050
ProAssurance Corp.	205,370	9,231,382
Syncora Holdings Ltd.	2,183,301	3,165,786	*
Total Insurance		22,663,218
Real Estate Investment Trusts (REITs) — 3.6%
American Homes 4 Rent, Class A Shares	540,000	9,120,600
Potlatch Corp.	225,000	8,304,750
Summit Hotel Properties Inc.	420,000	5,531,400
Total Real Estate Investment Trusts (REITs)		22,956,750
Thrifts & Mortgage Finance — 1.3%
Washington Federal Inc.	397,690	8,590,104
Total Financials		145,825,345
Health Care — 11.0%
Biotechnology — 1.9%
Exact Sciences Corp.	399,010	8,339,309	*
Ligand Pharmaceuticals Inc.	54,000	4,192,560	*
Total Biotechnology		12,531,869
Health Care Equipment & Supplies — 4.7%
Cyberonics Inc.	165,000	10,050,150	*
Endologix Inc.	530,000	8,246,800	*

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2015

ClearBridge Special Investment Trust

Security	Shares	Value
Health Care Equipment & Supplies — continued
Haemonetics Corp.	127,000	$5,147,310	*
Quotient Ltd.	473,600	6,725,120	*
Total Health Care Equipment & Supplies		30,169,380
Health Care Providers & Services — 4.4%
Brookdale Senior Living Inc.	208,020	7,536,565	*
IPC The Hospitalist Co.	145,000	7,093,400	*
Surgical Care Affiliates Inc.	360,000	13,572,000	*
Total Health Care Providers & Services		28,201,965
Total Health Care		70,903,214
Industrials — 12.5%
Aerospace & Defense — 1.4%
HEICO Corp.	160,002	8,934,512
Airlines — 1.3%
Allegiant Travel Co.	54,000	8,303,040
Commercial Services & Supplies — 1.4%
Copart Inc.	265,000	9,426,050	*
Electrical Equipment — 0.9%
Polypore International Inc.	100,000	5,856,000	*
Machinery — 2.3%
CIRCOR International Inc.	110,000	6,010,400
Woodward Inc.	184,500	8,680,725
Total Machinery		14,691,125
Professional Services — 1.3%
Acacia Research Corp.	340,000	3,746,800
ICF International Inc.	123,521	4,755,558	*
Total Professional Services		8,502,358
Road & Rail — 2.8%
Landstar System Inc.	143,000	8,910,330
Old Dominion Freight Line Inc.	130,000	9,246,900	*
Total Road & Rail		18,157,230
Trading Companies & Distributors — 1.1%
Aircastle Ltd.	304,400	7,299,512
Total Industrials		81,169,827
Information Technology — 20.7%
Electronic Equipment, Instruments & Components — 2.7%
Knowles Corp.	375,000	7,188,750	*
Methode Electronics Inc.	250,000	10,615,000
Total Electronic Equipment, Instruments & Components		17,803,750

See Notes to Financial Statements.

6	ClearBridge Special Investment Trust 2015 Semi-Annual Report

ClearBridge Special Investment Trust

Security	Shares	Value
Internet Software & Services — 4.4%
Criteo SA, ADR	160,000	$6,633,600	*
DHI Group Inc.	730,000	5,548,000	*
Q2 Holdings Inc.	445,640	9,068,774	*
Xoom Corp.	400,000	7,068,000	*
Total Internet Software & Services		28,318,374
IT Services — 4.3%
CSG Systems International Inc.	364,680	10,619,481
EVERTEC Inc.	574,960	11,918,921
NeuStar Inc.	170,950	5,128,500	*
Total IT Services		27,666,902
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries Inc.	400,000	9,784,000	*
Applied Micro Circuits Corp.	750,000	4,027,500	*
Semtech Corp.	319,510	7,441,388	*
Total Semiconductors & Semiconductor Equipment		21,252,888
Software — 6.0%
AVG Technologies NV	340,000	8,132,800	*
Manhattan Associates Inc.	230,000	12,088,800	*
PROS Holdings Inc.	220,000	4,890,600	*
Tyler Technologies Inc.	110,850	13,518,158	*
Total Software		38,630,358
Total Information Technology		133,672,272
Materials — 4.8%
Chemicals — 3.0%
Balchem Corp.	160,000	8,387,200
Koppers Holdings Inc.	170,000	3,821,600
Platform Specialty Products Corp.	260,000	7,004,400	*
Total Chemicals		19,213,200
Metals & Mining — 1.8%
Steel Dynamics Inc.	532,520	11,784,668
Total Materials		30,997,868
Utilities — 3.1%
Electric Utilities — 1.5%
Portland General Electric Co.	280,000	9,844,800

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2015

ClearBridge Special Investment Trust

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 1.6%
Dynegy Inc.		300,000	$9,981,000	*
Total Utilities			19,825,800
Total Common Stocks (Cost — $558,181,329)			629,049,481
Investment In Underlying Funds — 1.4%
Financials — 1.4%
Main Street Capital Corp. (Cost — $9,011,288)		284,856	8,924,539	(a)
Preferred Stocks — 0.1%
Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
Super Dimension Ltd., Escrow Receipt (Cost — $0)		490,216	639,050	* (b)(c)(d)

	Expiration Date	Warrants
Warrants — 0.7%
Quotient Ltd. (Cost — $61,490)	10/25/15	573,600	4,571,592	*(d)
Total Investments before Short-Term Investments (Cost — $567,254,107)			643,184,662

	Rate	Shares
Short-Term Investments — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $5,343,347)	0.104%	5,343,347	5,343,347
Total Investments — 100.2% (Cost — $572,597,454#)			648,528,009
Liabilities in Excess of Other Assets — (0.2)%			(1,056,009)
Total Net Assets — 100.0%			$647,472,000

*	Non-income producing security.

(a)	Security is a business development company (See Note 1).

(b)	Illiquid security.

(c)	Restricted security (See Note 8).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $572,597,454)	$648,528,009
Receivable for securities sold	3,618,972
Dividends and interest receivable	233,385
Receivable for Fund shares sold	48,750
Prepaid expenses	62,211
Other assets	10,303
Total Assets	652,501,630

Liabilities:
Payable for securities purchased	1,915,059
Payable for Fund shares repurchased	1,595,876
Service and/or distribution fees payable	462,538
Investment management fee payable	374,722
Trustees’ fees payable	7,582
Foreign currency overdraft, at value (Cost — $7)	6
Accrued expenses	673,847
Total Liabilities	5,029,630
Total Net Assets	$647,472,000

Net Assets:
Par value (Note 7)	$184
Paid-in capital in excess of par value	551,881,962
Overdistributed net investment income	(12,048,925)
Accumulated net realized gain on investments	31,708,223
Net unrealized appreciation on investments and foreign currencies	75,930,556
Total Net Assets	$647,472,000

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	1,104,580
Class A2	4,991
Class C	15,749,066
Class FI	26,454
Class R	86,239
Class I	1,436,380

Net Asset Value:
Class A (and redemption price)	$34.74
Class A2 (and redemption price)	$34.71
Class C*	$33.84
Class FI (and redemption price)	$47.63
Class R (and redemption price)	$46.94
Class I (and redemption price)	$49.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$36.86
Class A2 (based on maximum initial sales charge of 5.75%)	$36.83

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Dividends	$4,446,535
Return of capital (Note 1(h))	(310,050)
Net Dividends and Distributions	4,136,485
Interest	2,678
Less: Foreign taxes withheld	(14,360)
Total Investment Income	4,124,803

Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,812,975
Investment management fee (Note 2)	2,337,071
Transfer agent fees (Note 5)	354,094
Registration fees	47,636
Fund accounting fees	33,890
Legal fees	32,683
Trustees’ fees	29,014
Audit and tax fees	23,932
Shareholder reports	17,061
Insurance	4,554
Custody fees	2,470
Miscellaneous expenses	5,273
Total Expenses	5,700,653
Less: Expense reimbursements (Notes 2 and 5)	(52,946)
Net Expenses	5,647,707
Net Investment Loss	(1,522,904)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	37,074,324
Investment transactions in affiliated securities	(1,229,972)
REIT distributions	247,500
Net Realized Gain	36,091,852
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	(11,742,267)
Affiliated investments	1,481,217
Foreign currencies	1
Change in Net Unrealized Appreciation (Depreciation)	(10,261,049)
Net Gain on Investments and Foreign Currency Transactions	25,830,803
Increase in Net Assets from Operations	$24,307,899

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Year Ended October 31, 2014	2015	2014

Operations:
Net investment loss	$(1,522,904)	$(4,709,756)
Net realized gain	36,091,852	135,762,856
Change in net unrealized appreciation (depreciation)	(10,261,049)	(54,064,208)
Increase in Net Assets from Operations	24,307,899	76,988,892

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(9,000,022)
Net realized gains	(118,000,088)	(43,000,096)
Decrease in Net Assets from Distributions to Shareholders	(118,000,088)	(52,000,118)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,957,529	22,485,543
Reinvestment of distributions	110,719,289	48,798,552
Cost of shares repurchased	(91,130,921)	(118,640,436)
Increase (Decrease) in Net Assets from Fund Share Transactions	36,545,897	(47,356,341)
Decrease in Net Assets	(57,146,292)	(22,367,567)

Net Assets :
Beginning of period	704,618,292	726,985,859
End of period*	$647,472,000	$704,618,292
*Includes overdistributed net investment income of:	$(12,048,925)	$(10,526,021)

See Notes to Financial Statements.

12	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$40.51	$39.24	$29.66	$27.28	$29.72	$23.45

Income (loss) from operations:
Net investment income (loss)	0.03	(0.00) [4]	0.15	0.22	0.04	(0.07)
Net realized and unrealized gain (loss)	1.29	4.38	9.94	2.58	(2.48)	6.34
Total income (loss) from operations	1.32	4.38	10.09	2.80	(2.44)	6.27

Less distributions from:
Net investment income	—	(0.72)	(0.51)	(0.42)	—	—
Net realized gains	(7.09)	(2.39)	—	—	—	—
Total distributions	(7.09)	(3.11)	(0.51)	(0.42)	—	—

Net asset value, end of period	$34.74	$40.51	$39.24	$29.66	$27.28	$29.72
Total return[5]	4.01%	11.97%	34.41%	10.30%	(8.21)%	26.74%

Net assets, end of period (000s)	$38,370	$42,798	$40,382	$32,573	$40,134	$46,569

Ratios to average net assets:
Gross expenses	1.06%[6]	1.07%	1.09%	1.11%	1.06%	1.07%
Net expenses[7,8]	1.04 [6]	1.05	1.06	1.09	1.05	1.05
Net investment income (loss)	0.19 [6]	(0.01)	0.43	0.74	0.14	(0.25)

Portfolio turnover rate	11%	52%	39%	30%	57%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$40.50	$38.68

Income (loss) from operations:
Net investment loss	(0.00) [4]	(0.03)
Net realized and unrealized gain	1.30	1.85
Total income from operations	1.30	1.82

Less distributions from:
Net realized gains	(7.09)	—
Total distributions	(7.09)	—

Net asset value, end of period	$34.71	$40.50
Total return[5]	3.95%	4.71%

Net assets, end of period (000s)	$173	$75

Ratios to average net assets:
Gross expenses[6]	1.19%	1.10%
Net expenses[6,7,8]	1.17	1.07
Net investment loss[6]	(0.02)	(0.36)

Portfolio turnover rate	11%	52%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period August 1, 2014 (inception date) to October 31, 2014.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	For the year ended October 31, 2014.

See Notes to Financial Statements.

14	ClearBridge Special Investment Trust 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$39.78	$38.61	$29.17	$26.72	$29.35	$23.34

Income (loss) from operations:
Net investment loss	(0.11)	(0.31)	(0.12)	(0.01)	(0.21)	(0.29)
Net realized and unrealized gain (loss)	1.26	4.30	9.82	2.53	(2.42)	6.30
Total income (loss) from operations	1.15	3.99	9.70	2.52	(2.63)	6.01

Less distributions from:
Net investment income	—	(0.43)	(0.26)	(0.07)	—	—
Net realized gains	(7.09)	(2.39)	—	—	—	—
Total distributions	(7.09)	(2.82)	(0.26)	(0.07)	—	—

Net asset value, end of period	$33.84	$39.78	$38.61	$29.17	$26.72	$29.35
Total return[4]	3.59%	11.06%	33.37%	9.45%	(8.96)%	25.75%

Net assets, end of period (000s)	$532,959	$581,681	$605,286	$559,450	$678,950	$955,414

Ratios to average net assets:
Gross expenses	1.87%[5]	1.87%	1.88%	1.88%	1.86%	1.86%
Net expenses[6,7]	1.85 [5]	1.85	1.85	1.86	1.85	1.85
Net investment loss	(0.62) [5]	(0.80)	(0.35)	(0.04)	(0.67)	(1.04)

Portfolio turnover rate	11%	52%	39%	30%	57%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2015[2]		2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$52.95		$50.11	$37.79	$34.61	$37.75	$29.82

Income (loss) from operations:
Net investment income (loss)	0.00	[4]	(0.18)	0.25	0.24	0.00 [4]	(0.11)
Net realized and unrealized gain (loss)	1.77		5.69	12.54	3.28	(3.14)	8.04
Total income (loss) from operations	1.77		5.51	12.79	3.52	(3.14)	7.93

Less distributions from:
Net investment income	—		(0.28)	(0.47)	(0.34)	—	—
Net realized gains	(7.09)		(2.39)	—	—	—	—
Total distributions	(7.09)		(2.67)	(0.47)	(0.34)	—	—

Net asset value, end of period	$47.63		$52.95	$50.11	$37.79	$34.61	$37.75
Total return[5]	3.91%		11.55%	34.10%	10.23%	(8.34)%	26.59%

Net assets, end of period (000s)	$1,260		$1,591	$1,864	$9,986	$9,684	$13,231

Ratios to average net assets:
Gross expenses	1.25%[6]		1.41%	1.25%	1.19%	1.18%	1.14%
Net expenses[7,8]	1.23	[6]	1.39	1.23	1.17	1.17	1.12
Net investment income (loss)	0.00	[6,9]	(0.35)	0.61	0.66	0.01	(0.32)

Portfolio turnover rate	11%		52%	39%	30%	57%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Amount represents less than 0.01%.

See Notes to Financial Statements.

16	ClearBridge Special Investment Trust 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$52.34	$49.78	$37.38	$34.15	$37.36	$29.59

Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.25)	0.01	0.09	(0.10)	(0.22)
Net realized and unrealized gain (loss)	1.74	5.64	12.61	3.24	(3.11)	7.99
Total income (loss) from operations	1.69	5.39	12.62	3.33	(3.21)	7.77

Less distributions from:
Net investment income	—	(0.44)	(0.22)	(0.10)	—	—
Net realized gains	(7.09)	(2.39)	—	—	—	—
Total distributions	(7.09)	(2.83)	(0.22)	(0.10)	—	—

Net asset value, end of period	$46.94	$52.34	$49.78	$37.38	$34.15	$37.36
Total return[4]	3.81%	11.42%	33.81%	9.77%	(8.59)%	26.26%

Net assets, end of period (000s)	$4,049	$4,983	$6,181	$7,449	$9,301	$13,320

Ratios to average net assets:
Gross expenses	1.46%[5]	1.55%	1.54%	1.60%	1.44%	1.45%
Net expenses[6,7]	1.44 [5]	1.54	1.51	1.58	1.43	1.44
Net investment income (loss)	(0.21) [5]	(0.49)	0.02	0.26	(0.25)	(0.63)

Portfolio turnover rate	11%	52%	39%	30%	57%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]

Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$54.36	$51.56	$38.84	$35.57	$38.67	$30.47

Income (loss) from operations:
Net investment income	0.10	0.10	0.28	0.38	0.15	0.00 [4]
Net realized and unrealized gain (loss)	1.82	5.86	13.04	3.39	(3.25)	8.24
Total income (loss) from operations	1.92	5.96	13.32	3.77	(3.10)	8.24

Less distributions from:
Net investment income	—	(0.77)	(0.60)	(0.50)	—	(0.04)
Net realized gains	(7.09)	(2.39)	—	—	—	—
Total distributions	(7.09)	(3.16)	(0.60)	(0.50)	—	(0.04)

Net asset value, end of period	$49.19	$54.36	$51.56	$38.84	$35.57	$38.67
Total return[5]	4.10%	12.18%	34.67%	10.65%	(8.02)%	27.07%

Net assets, end of period (000s)	$70,661	$73,490	$73,273	$66,160	$87,977	$184,789

Ratios to average net assets:
Gross expenses	0.86%[6]	0.86%	0.91%	0.82%	0.80%	0.81%
Net expenses[7,8]	0.84 [6]	0.84	0.89	0.81	0.79	0.79
Net investment income	0.39 [6]	0.20	0.62	1.01	0.37	0.01

Portfolio turnover rate	11%	52%	39%	30%	57%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized

[7]	Reflects expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

18	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Special Investment Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

ClearBridge Special Investment Trust 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	ClearBridge Special Investment Trust 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$629,049,481	—	—	$629,049,481
Investment in underlying funds	8,924,539	—	—	8,924,539
Preferred stocks	—	—	$639,050	639,050
Warrants	—	$4,571,592	—	4,571,592
Total long-term investments	$637,974,020	$4,571,592	$639,050	$643,184,662
Short-term investments†	5,343,347	—	—	5,343,347
Total investments	$643,317,367	$4,571,592	$639,050	$648,528,009

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

ClearBridge Special Investment Trust 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

22	ClearBridge Special Investment Trust 2015 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Commission recapture. The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain (loss) on investment transactions. During the six months ended April 30, 2015, the Fund did not receive any commission rebates.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge Special Investment Trust 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides certain administrative and oversight services to the Fund. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by ClearBridge. ClearBridge, LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. During the six months ended April 30, 2015, the Fund was reimbursed for expenses amounting to $52,946.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2015, LMIS and its affiliates retained sales charges of $412 and $853 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended April 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	$1	—	$2,095

24	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

During the reporting period, all officers and two Trustees of the Trust were employees of Legg Mason or its affiliates and did not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$72,386,437
Sales	153,855,193

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$130,690,780
Gross unrealized depreciation	(54,760,225)
Net unrealized appreciation	$75,930,555

4. Derivative instruments and hedging activities

During the six months ended April 30, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses and expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$48,889	$8,984
Class A2	149	104
Class C	2,749,827	302,943
Class FI	1,646	1,585
Class R	12,464	5,021
Class I	—	35,457
Total	$2,812,975	$354,094

ClearBridge Special Investment Trust 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2015, expense reimbursements by class were as follows:

Expense Reimbursements
Class A	$3,105
Class A2	10
Class C	43,604
Class FI	104
Class R	395
Class I	5,728
Total	$52,946

6. Distributions to shareholders by class

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Net Investment Income:
Class A	—	$785,863
Class A2	—	—	†
Class C	—	7,031,829
Class FI	—	9,094
Class R	—	56,538
Class I	—	1,116,698
Total	—	$9,000,022

Net Realized Gains:
Class A	$7,315,978	$2,452,524
Class A2	16,138	—	†
Class C	100,361,143	36,841,808
Class FI	174,987	84,428
Class R	666,884	293,649
Class I	9,464,958	3,327,687
Total	$118,000,088	$43,000,096

†	For the period August 1, 2014 (inception date) to October 31, 2014.

7. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Amount	Shares		Amount
Class A
Shares sold	80,049	$2,764,767	58,014		$2,266,906
Shares issued on reinvestment	217,003	7,230,545	84,894		3,199,840
Shares repurchased	(249,071)	(8,563,883)	(115,415)		(4,521,418)
Net increase	47,981	$1,431,429	27,493		$945,328

Class A2
Shares sold	3,329	$119,107	2,212	†	$88,372	†
Shares issued on reinvestment	484	16,138	—		—
Shares repurchased	(669)	(24,917)	(365)	†	(14,772)	†
Net increase	3,144	$110,328	1,847	†	$73,600	†

Class C
Shares sold	149,656	$5,030,821	188,558		$7,220,535
Shares issued on reinvestment	2,985,698	97,217,088	1,149,678		42,481,975
Shares repurchased	(2,007,887)	(70,266,730)	(2,394,746)		(92,386,870)
Net increase (decrease)	1,127,467	$31,981,179	(1,056,510)		$(42,684,360)

Class FI
Shares sold	1,358	$64,479	6,576		$341,065
Shares issued on reinvestment	3,829	174,987	1,925		93,522
Shares repurchased	(8,774)	(445,452)	(15,657)		(789,378)
Net decrease	(3,587)	$(205,986)	(7,156)		$(354,791)

Class R
Shares sold	3,993	$189,054	18,301		$927,196
Shares issued on reinvestment	14,768	665,860	7,239		350,188
Shares repurchased	(27,732)	(1,314,533)	(54,515)		(2,740,277)
Net decrease	(8,971)	$(459,619)	(28,975)		$(1,462,893)

Class I
Shares sold	181,488	$8,789,301	224,251		$11,641,469
Shares issued on reinvestment	114,839	5,414,671	53,078		2,673,027
Shares repurchased	(211,937)	(10,515,406)	(346,434)		(18,187,721)
Net increase (decrease)	84,390	$3,688,566	(69,105)		$(3,873,225)

†	For the period August 1, 2014 (inception date) to October 31, 2014.

8. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2015	Value per Share	Percent of Net Assets	Distributions Received
Super Dimension Ltd., Escrow Receipt	490,216	5/12	$0	$639,050	$1.30	0.10%	—

ClearBridge Special Investment Trust 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

9. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended April 30, 2015:

	Affiliate Value at 10/31/14	Purchased		Sold		Dividend Income	Affiliate Value at 4/30/15	Realized Loss
		Cost	Shares	Cost	Shares
Syncora Holdings Ltd. *	$7,061,602	—	—	$3,600,280	1,347,500	—	—	$(1,229,972)

*	This security is no longer an affiliated company.

10. Subsequent Event

Effective August 1, 2015, the Fund’s name will change to ClearBridge Small Cap Fund and the Fund will adopt the following investment policy: Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization companies or in other investments that ClearBridge believes have similar economic characteristics.

28	ClearBridge Special Investment Trust 2015 Semi-Annual Report

Board approval of investment advisory and management agreement (unaudited)

At its November 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment advisory and management agreement (the “Advisory Agreement”) with ClearBridge, LLC (the “Adviser”) and the sub-advisory agreement (“Sub-Advisory Agreement”) between the Adviser and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Sub-Advisory Agreement. (The Advisory Agreement and the Sub-Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 9, 2014, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Adviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2014 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 6, 2014.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser and Western Asset under the Advisory and Sub-Advisory Agreements, respectively. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Adviser. The Board noted information received at regular meetings throughout the year related to the services rendered by the Adviser and Western Asset. The Board’s evaluation of the services provided by the Adviser and Western Asset took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Adviser and Western Asset.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its

ClearBridge Special Investment Trust	29

Board approval of investment advisory and management agreement (unaudited) (cont’d)

knowledge of the Adviser and the Adviser’s affiliates, the financial strength of the Adviser’s parent organization, Legg Mason, Inc.

The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures and the benefits the Adviser derives from soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peer group and benchmark and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that although the Fund has underperformed during the three-, five- and ten-year periods ended June 30, 2014 (fifth quintile), more recent performance has improved (third quintile). The Board took into consideration the steps taken by the Adviser to enhance its investment process and improve its risk management, including changes to the portfolio management team and changes in the portfolio construction process, along with the addition of other resources through the integration with the ClearBridge Advisors, LLC platform. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Adviser in light of the nature, extent and quality of the services provided by the Adviser and Western Asset. The Board noted that the Adviser, and not the Fund, pays the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Adviser which partially reduced the management fee owed to the Adviser under the Advisory Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Adviser charged any of its U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Adviser reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

30	ClearBridge Special Investment Trust

The Board received an analysis of complex-wide management fees provided by the Adviser, which, among other things, sets out the range of fees based on asset classes. In addition, the Adviser provided and discussed with the Board a comparison with the fees of other registered investment companies managed by affiliated advisers in the same asset class, including subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that Contractual and Actual Management Fees were lower than median (first quintile) and that actual expenses for the Class C Shares were lower than the Lipper expense group median (first quintile) and expense universe average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2014 and 2013, which corresponds to Legg Mason’s fiscal year end. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Adviser and its affiliates, as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Adviser’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of the Agreements is in the best interests of the Fund.

ClearBridge Special Investment Trust	31

ClearBridge

Special Investment Trust

Trustees

Ruby P. Hearn

Arnold L. Lehman*

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust*

President

*	Effective June 1, 2015, Mr. Lehman became Chairman and Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager/adviser

ClearBridge, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Special Investment Trust

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Special Investment Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Special Investment Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013671 6/15 SR15-2507

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive officer

Date:	June 19, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 19, 2015